U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                             Please print or type

---------------------------------------------------------------------------
1. Name and address of issuer:
      Variable Account K
      c/o  Liberty Life Assurance Company of Boston
      175 Berkeley Street
      Boston, MA 02117
---------------------------------------------------------------------------
2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list securities or classes): [X]

---------------------------------------------------------------------------
3. Investment Company Act File Number: 811-6329


      Securities Act File Number: 33-41122

---------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: 12/31/99


---------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

---------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

---------------------------------------------------------------------------
5. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):
                                                           $ 2,107,821
                                                          _________________

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:
                                                           - 3,011,761
                                                          _________________

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                                      +      0
                                                          _________________

    (iv)   Total available redemption credits (add Items
           5(ii) and 5(iii):                                - 3,011,761
                                                          _________________

    (v)    Net sales--if Item 5(i) is greater that Item
           5(iv) [subtract Item 5(iv) for Item 5(i)]:       $         0
                                                          _________________

---------------------------------------------------------------------------
    (vi)   Redemption credits available for use in future
           years -- if Item 5(i) is less than Item 5(iv)  $(     903,940 )
           [subtract Item 5(iv) from Item 5(I)]:          _________________

---------------------------------------------------------------------------

    (vii)  Multiplier for determining registration fee
           (see Instruction C.9):                            x .000278
                                                          _________________

    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):     $          0
                                                          _________________

---------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997. then report the amount of securities (number of shares or other units)
     deducted here:_____________________   If there is a number of shares
     or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________________

---------------------------------------------------------------------------

7.   Interest due -- if this Form is being filed more that 90
     days after the end of the issuer's fiscal year (see
     Instruction D):                                      +   0
                                                         __________________

---------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]
                                                          =     0
                                                         __________________

---------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commissioner's lockbox depository:

           Method of Delivery:

                               [ ] Wire Transfer

                               [ ] Mail or other means
---------------------------------------------------------------------------

                                 SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     By (Signature and Title)* /s/ Barry S. Gilvar
                                   Barry S. Gilvar, Secretary

      Date   March 13, 2000

*Please print the name and title of the signing officer below the signature.





[Liberty Logo]                                    Liberty Life Assurance
                                                  Company of Boston
                                                  175 Berkeley Street
                                                  Boston, MA  02117





                                              March 13, 2000





Edmund F. Kelly, President
Liberty Life Assurance Company of Boston
175 Berkeley Street
Boston, MA 02117

RE:  OPINION OF COUNSEL - Variable Account-K

Dear Mr. Kelly:

I am serving as counsel in connection with the filing with the Securities and Exchange Commission of Form 24F-2 with respect to fiscal year 1999 of Variable Account-K.

Based on my review of relevant materials, it is my opinion that the securities sold in the fiscal year for which Form 24F-2 is being filed were legally-issued, fully paid and non-assessable.

You may attach this opinion letter, or a copy thereof, to Form 24F-2.

                                              Sincerely,

                                              /s/ Lee W. Rabkin

                                              Lee W. Rabkin, Esq.




opinion.ltr